Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions and balances
Schedule of Key management personnel of the Group comprise the directors

	As of 31 December
	2024	2023	2022
	USD	USD	USD
Short-term employee benefits	384,221	365,710	1,900,084
Provision for end of service benefits	—	—	271,009
Share-based payments	2,013,773	93,667	201,932
	2,397,994	459,377	2,373,025
No. of key management	3	3	7

Schedule of Transactions with related parties

Details of transactions with related parties during the year, other than those which have been disclosed elsewhere in these consolidated financial statements, are as follows:

	As of 31 December
	2024	2023
	USD	USD
Payments made by board members on behalf of the Group	—	526,092
Loan from shareholder	—	131,523
Repayments made to board members	131,523	394,569
Settlement of loan from shareholder	—	131,523
Group financing through private placement	450,000	—

The following balances are outstanding at the end of the year in relation to the above transactions with related parties:

	As of 31 December
	2024	2023
	USD	USD
Due to Board member	—	131,523